CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 2,792	R$ 2,550	R$ 2,468
Interest	467	523	347
Amounts received	(309)	(281)	(265)
Ending Balance	2,950	2,792	2,550
Cemig Geracao Tres Marias S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,584	1,447	1,402
Interest	254	287	188
Amounts received	(166)	(150)	(143)
Ending Balance	1,672	1,584	1,447
Cemig geracao salto grande sa [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	497	454	440
Interest	80	90	59
Amounts received	(52)	(47)	(45)
Ending Balance	525	497	454
Cemig Geracao Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	187	171	165
Interest	33	37	25
Amounts received	(22)	(21)	(19)
Ending Balance	198	187	171
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	140	128	124
Interest	25	27	18
Amounts received	(17)	(15)	(14)
Ending Balance	148	140	128
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	184	167	161
Interest	34	38	26
Amounts received	(23)	(21)	(20)
Ending Balance	195	184	167
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	125	114	110
Interest	26	27	19
Amounts received	(18)	(16)	(15)
Ending Balance	133	125	114
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	75	69	66
Interest	15	17	12
Amounts received	(11)	(11)	(9)
Ending Balance	R$ 79	R$ 75	R$ 69